Expense Example - Main Thematic Innovation ETF - Main Thematic Innovation ETF	Sep. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,011